Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 16,131	$ 15,713
Due within 1 year
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	3,618	3,483
Between 1 and 2 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	2,091	1,660
Between 2 and 3 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,632	1,345
Between 3 and 4 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,309	1,080
Between 4 and 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	907	1,020
More than 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 6,574	$ 7,125